Shareholder Fees	0 Months Ended
Nov. 02, 2011
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS™ Short Strategy Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS™ Short Strategy Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS™ Strategy Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS™ Strategy Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS™ Strategy Fund) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	5.00%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none
(PIMCO Bond Fund - Retail) | (PIMCO Convertible Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
(PIMCO Bond Fund - Retail) | (PIMCO Convertible Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%